Related Parties - Narrative (Q3) (Details) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2023 USD ($) office		Sep. 30, 2022 USD ($)		Sep. 30, 2023 USD ($) office		Sep. 30, 2022 USD ($)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Notes receivable, amortization period (in months)					60 months
Incremental borrowing rate	7.14%				7.14%				1.57%
Payments for operating leases					$ 7,678		$ 9,788		$ 12,590
Cost of revenue	$ 310,894	[1]	$ 267,647	[1]	$ 880,827	[1]	780,658	[1]	$ 1,054,217	[2],[3]	$ 865,788	[2],[3]	$ 658,638	[2],[3]
Related Party
Related Party Transaction [Line Items]
Notes receivable, amortization period (in months)									60 months
Number of offices with operating lease | office	10				10
Payments for operating leases	$ 600		600		$ 1,900		1,900		$ 2,500		$ 2,300		$ 6,800
Cost of revenue	271,790		236,077		777,478		682,671
Related Party | Subsidiary Under Common Control of Class A-1 Member
Related Party Transaction [Line Items]
Cost of revenue	268,000		$ 239,000		774,000		$ 682,000
Accounts payable	$ 113,000				$ 113,000				$ 102,100
Related Party | Cost of Goods and Service Benchmark | Supplier Concentration Risk | Subsidiary Under Common Control of Class A-1 Member
Related Party Transaction [Line Items]
Concentration risk (in percentage)	86.00%		89.00%		88.00%		86.00%
Related Party | Accounts Payable | Supplier Concentration Risk | Subsidiary Under Common Control of Class A-1 Member
Related Party Transaction [Line Items]
Concentration risk (in percentage)					94.00%				94.00%

[1]	Includes related party inventory expense of $271,790 and $236,077 and $777,478 and $682,671 for the three and nine months ended September 30, 2023 and 2022, respectively.
[2]	Includes related party inventory expense of $922,148, $718,675, and $567,782 for the years ended December 31, 2022, 2021, and 2020, respectively
[3]	Includes related party rent expense of $2,643, $2,319, and $6,845 for the years ended December 31, 2022, 2021 and 2020, respectively